Statement of consolidated profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net revenue	R$ 105,625,201	R$ 58,543,494	R$ 52,323,525
Cost of products sold	(73,568,231)	(47,331,414)	(45,879,118)
Gross profit	32,056,970	11,212,080	6,444,407
Income (expenses)
Selling and distribution	(2,055,640)	(1,852,055)	(1,783,455)
Loss for impairment of trade accounts receivable and others from clients	(8,914)	(55,252)	(7,069)
General and administrative	(2,522,127)	(1,918,747)	(2,224,180)
Research and development	(296,583)	(250,648)	(247,730)
Results from equity-accounted investees	4,644	(19,398)	10,218
Other income	1,534,487	750,749	2,408,434
Other expenses	(2,669,290)	(7,938,621)	(4,446,942)
Profit (loss) before net financial expenses and taxes	26,043,547	(71,892)	153,683
Financial results
Financial expenses	(5,907,155)	(4,913,365)	(3,882,785)
Financial income	1,827,438	600,184	850,554
Exchange rate variations, net	(4,002,807)	(5,298,711)	(1,724,520)
Finance income (cost)	(8,082,524)	(9,611,892)	(4,756,751)
Profit (loss) before income tax	17,961,023	(9,683,784)	(4,603,068)
Income taxes	(3,999,403)	2,668,478	1,962,670
Profit (loss) for the year	13,961,620	(7,015,306)	(2,640,398)
Attributable to:
Company's shareholders	13,984,946	(6,691,720)	(2,540,995)
Non-controlling interest in subsidiaries	R$ (23,326)	R$ (323,586)	R$ (99,403)
Earnings (loss) per share - R$
Earnings (loss) per share - basic	R$ 17.5747	R$ (8.4068)	R$ (3.1922)
Earnings (loss) per share - diluted	17.5747	(8.4068)	(3.1922)
Class a preferred shres member
Earnings (loss) per share - R$
Earnings (loss) per share - basic	17.5749	(8.4068)	(3.1922)
Earnings (loss) per share - diluted	17.5242	(8.3769)	(3.1809)
Class b preferred shres member
Earnings (loss) per share - R$
Earnings (loss) per share - basic	0.5798	(8.4068)	(3.1922)
Earnings (loss) per share - diluted	R$ 0.5798	R$ (8.4068)	R$ (3.1922)